Expense Example - Zacks Quality International ETF - Zacks Quality International ETF [Default Label]	Aug. 11, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 57
Expense Example, with Redemption, 3 Years	$ 330